ACQUISITIONS (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011	Jan. 31, 2013 SKIPPY Worldwide, except sales in China	Oct. 27, 2013 SKIPPY Worldwide, except sales in China	Oct. 27, 2013 SKIPPY Worldwide, except sales in China	Oct. 27, 2013 SKIPPY Worldwide, except sales in China	Nov. 26, 2013 SKIPPY China Subsequent event
Acquisitions
Purchase price									$ 665,415,000	$ 168,000	$ 7,207,000	$ 665,400,000
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Inventory												49,156,000
Property, plant and equipment												48,461,000
Intangible assets												264,500,000
Goodwill	934,472,000				630,875,000				934,472,000	630,875,000	630,884,000	303,597,000
Current liabilities												(299,000)
Purchase price												665,415,000
Transaction costs (excluding transitional service expenses) related to the acquisition															7,700,000
Net sales	2,323,202,000	2,159,525,000	2,152,686,000	2,116,241,000	2,170,184,000	2,008,188,000	2,012,859,000	2,039,439,000	8,751,654,000	8,230,670,000	7,895,089,000		94,800,000	272,800,000	272,800,000
Additional investment																$ 41,400,000